DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
DEFERRED TAX ASSETS AND LIABILITIES
DEFERRED TAX ASSETS AND LIABILITIES

25.    DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and liabilities before offset are attributable to the items detailed in the table below:

	Assets		Liabilities
	December 31,		December 31,
	2020	2021	2020	2021
	RMB	RMB	RMB	RMB
Receivables and inventories	2,411	3,763	—	—
Payables	1,286	2,858	—	—
Cash flow hedges	1,790	258	(4,420)	(2,709)
Property, plant and equipment	15,793	16,777	(13,415)	(15,037)
Tax losses carried forward	13,322	4,749	—	—
Financial assets at fair value through other comprehensive income	127	127	(11)	(9)
Intangible assets	869	1,008	(517)	(492)
Others	371	1,056	(676)	(870)
Deferred tax assets/(liabilities)	35,969	30,596	(19,039)	(19,117)

The consolidated elimination amount between deferred tax assets and liabilities are as follows:

	December 31,
	2020	2021
	RMB	RMB

Deferred tax assets	10,915	11,207
Deferred tax liabilities	10,915	11,207

Deferred tax assets and liabilities after the consolidated elimination adjustments are as follows:

	December 31,
	2020	2021
	RMB	RMB

Deferred tax assets	25,054	19,389
Deferred tax liabilities	8,124	7,910

As at December 31, 2020 and 2021, certain subsidiaries of the Company did not recognize deferred tax of deductible loss carried forward of RMB 17,718 and RMB 18,342, respectively, of which RMB 4,349 and RMB 5,564 were incurred for the years ended December 31, 2020 and 2021, respectively, because it was not probable that the future taxable profits will be available. These deductible losses carried forward of RMB 4,135, RMB 2,308, RMB 1,986, RMB 4,349 and RMB 5,564 will expire in 2022, 2023, 2024, 2025, 2026 and after, respectively.

Periodically, management performed assessment on the probability that future taxable profit will be available over the period which the deferred tax assets can be realized or utilized. In assessing the probability, both positive and negative evidence was considered, including whether it is probable that the operations will have sufficient future taxable profits over the periods which the deferred tax assets are deductible or utilized and whether the tax losses result from identifiable causes which are unlikely to recur.

25.   DEFERRED TAX ASSETS AND LIABILITIES (Continued)

Movements in the deferred tax assets and liabilities are as follows:

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	statement of	comprehensive		from	December 31,
	2019	income	income	Others	reserve	2019
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,563	(17)	—	—	—	2,546
Payables	1,808	(667)	—	1	—	1,142
Cash flow hedges	1,104	73	(1,195)	—	(250)	(268)
Property, plant and equipment	6,761	(2,575)	(39)	(1)	—	4,146
Tax losses carried forward	3,709	(151)	38	(2)	—	3,594
Financial assets at fair value through other comprehensive income	116	—	8	—	—	124
Intangible assets	(61)	148	—	—	—	87
Others	(254)	(196)	(49)	(65)	—	(564)
Net deferred tax assets/(liabilities)	15,746	(3,385)	(1,237)	(67)	(250)	10,807

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	statement of	comprehensive		from	December 31,
	2020	income	income	Others	reserve	2020
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,546	(122)	(12)	(1)	—	2,411
Payables	1,142	144	—	—	—	1,286
Cash flow hedges	(268)	(42)	(2,316)	—	(4)	(2,630)
Property, plant and equipment	4,146	(2,244)	127	349	—	2,378
Tax losses carried forward	3,594	9,960	(84)	(148)	—	13,322
Financial assets at fair value through other comprehensive income	124	(4)	(4)	—	—	116
Intangible assets	87	19	—	246	—	352
Others	(564)	162	24	73	—	(305)
Net deferred tax assets/(liabilities)	10,807	7,873	(2,265)	519	(4)	16,930

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	statement of	comprehensive		from	December 31,
	2021	income	income	Others	reserve	2021
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,411	1,378	(26)	—	—	3,763
Payables	1,286	1,572	—	—	—	2,858
Cash flow hedges	(2,630)	(203)	(5,499)	—	5,881	(2,451)
Property, plant and equipment	2,378	(1,004)	41	325	—	1,740
Tax losses carried forward	13,322	(8,554)	(19)	—	—	4,749
Financial assets at fair value through other comprehensive income	116	—	2	—	—	118
Intangible assets	352	63	—	101	—	516
Others	(305)	490	(3)	4	—	186
Net deferred tax assets/(liabilities)	16,930	(6,258)	(5,504)	430	5,881	11,479